Share Capital and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss (Parentheticals) - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Pre-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average number of shares diluted	41,948,748
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share diluted			$ 0.18	$ 0.49
Weighted average number of shares diluted	(33,558,998)	(33,558,998)	(33,558,998)	(33,558,998)
Post-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average number of shares diluted	8,389,750
Pre-Reverse Split and Pre-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average number of shares diluted		41,948,748
Post-Reverse Split and Post-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average number of shares diluted		8,389,750
Previously Reported [Member] | Pre-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share diluted	$ 0.08
Previously Reported [Member] | Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share diluted	0.32	$ 0.20
Previously Reported [Member] | Post-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share diluted	$ 0.40
Previously Reported [Member] | Pre-Reverse Split and Pre-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share diluted		0.05
Previously Reported [Member] | Post-Reverse Split and Post-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share diluted		$ 0.25